Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties
Related Parties
20.	Related Parties

The principal transactions carried out by the Group with related parties, including affiliated companies, equity investees, stockholders and entities in which stockholders have an equity interest, for the years ended December 31, 2023, 2022 and 2021, were as follows:

	2023		2022		2021
Revenues, other income and interest income:
Royalties (TelevisaUnivision) (a)	Ps.	—	Ps.	660,842	Ps.	8,548,036
Programming production and transmission rights (b)		1,516,369		1,453,875		738,650
Telecom services (c)		466,957		205,591		57,759
Administrative services (d)		78,367		115,190		7,371
Advertising (e)		1,902,307		1,854,152		10,417
Interest income (f)		685,098		618,921		49,736
Lease (i)		412,329		408,893		—
	Ps.	5,061,427	Ps.	5,317,464	Ps.	9,411,969
Costs and expenses:
Donations	Ps.	30,000	Ps.	26,229	Ps.	26,606
Advertising		266,834		297,497		—
Administrative services (d)		68,149		127,762		19,410
Technical services (g)		299,192		391,896		295,915
Programming production, transmission rights and telecom (h)		5,176,944		4,499,464		787,487
	Ps.	5,841,119	Ps.	5,342,848	Ps.	1,129,418

(a)	Through January 31, 2022, the Group received royalties from Univision for programming provided pursuant to an amended PLA, pursuant to which Univision had the right to broadcast certain Group’s content in the United States. The amended PLA was terminated by the parties on January 31, 2022, in conjunction with the TelevisaUnivision Transaction. The amended PLA and the TelevisaUnivision Transaction included a provision for certain yearly minimum guaranteed advertising, with a value of U.S.$10.6 million (Ps.180,331), U.S.$10.8 million (Ps.211,829) and U.S.$35.1 million (Ps.712,417), for the fiscal years, 2023, 2022 and 2021, respectively, to provide by Univision, at no cost, for the promotion of certain businesses of the Group’s Other Businesses segment. This advertising did not have commercial substance for the Group, as it was related to activities that were considered ancillary to Group’s normal operations in the United States (see Notes 3, 9 and 10).
(b)	Services rendered to Univision in 2023, 2022 and 2021. In 2023 and 2022 included transmission costs of concession rights owned by the Group.
(c)	Services rendered to a subsidiary of AT&T, Inc. (“AT&T”) in 2023, 2022 and 2021, and Univision in 2021.
(d)	The Group receives revenue from and is charged by affiliates for various services, such as: property and equipment rental, security and other services, at rates which are negotiated. The Group provides management services to affiliates, which reimburse the Group for the incurred payroll and related expenses. In 2023 and 2022 includes a provision of administrative services to Tritón and certain companies of TelevisaUnivision.
(e)	Advertising services rendered to Univision in 2021. In 2023 and 2022 the Cable and Sky segments received advertising revenue from TelevisaUnivision.
(f)	In 2023 and 2022, included interest income from Televisa, S. de R.L. de C.V. in connection with a long-term credit agreement with the Company, as described below, and in 2023, 2022 and 2021, interest income from GTAC.
(g)	In 2023, 2022 and 2021, Sky received services from a subsidiary of AT&T, Inc. for play-out, uplink and downlink of signals.
(h)	Paid mainly to Univision and GTAC in 2022 and 2021. The Group paid royalties to Univision for programming provided pursuant to a Mexico License Agreement, under which the Group had the right to broadcast certain Univision content in Mexico for the same term as that of the PLA. The Group paid these royalties through January 31, 2022, as a result of the TelevisaUnivision Transaction, which was closed on that date (see Notes 3, 9 and 10). It also includes payments by telecom services to GTAC in 2023, 2022 and 2021. Includes payments for transmission rights to AT&T in 2023, 2022 and 2021. Includes the cost of programming of TelevisaUnivision for the Cable and Sky segments in 2023 and 2022.
(i)	Includes operating lease agreements with certain companies of TelevisaUnivision and Tritón.

Other transactions with related parties carried out by the Group in the normal course of business include the following:

(1)	A consulting firm controlled by a relative of one of the Company’s directors, has provided consulting services and research in connection with the effects of the Group’s programming on its viewing audience. Total fees for such services during 2021 amounted to Ps.19,983.
(2)	Two Mexican banks have made loans to the Group. Some members of the Company’s Board serve or have served as Board members of these banks.
(3)	Several other current members of the Company’s Board serve as members of the Boards and/or are stockholders of other companies, some of which purchased advertising services from the Group in connection with the promotion of their respective products and services.
(4)	During 2023, 2022 and 2021, a professional services firm in which the current Secretary of the Company´s Board maintains an interest, provided legal advisory services to the Group in connection with various corporate matters. Total fees for such services amounted to Ps.31,168, Ps.16,861 and Ps.57,925, respectively.
(5)	During 2023, 2022 and 2021, a professional services firm in which two current directors of the Company maintain an interest provided finance advisory services to the Group in connection with various corporate matters. Total fees for such services amounted to Ps.17,068, Ps.18,021 and Ps.20,006, respectively.
(6)	In 2023, 2022 and 2021, the Group entered into contracts leasing office space directly or indirectly from certain of our directors and officers for an aggregate annual amount of Ps.32,263, Ps.25,320 and Ps.34,478, respectively.

During 2023, 2022 and 2021, the Group paid to its directors, alternate directors and officers an aggregate compensation of Ps.692,869, Ps.963,254 and Ps.1,115,354, respectively, for services in all capacities. This compensation included certain amounts related to the use of assets and services of the Group, as well as travel expenses reimbursed to directors and officers. Projected benefit obligations related to the Group’s directors, alternate directors and officers amounted to Ps.206,851, Ps.178,340 and Ps.212,310 as of December 31, 2023, 2022 and 2021, respectively. Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers amounted to Ps.75,479, Ps.64,042 and Ps.76,241 as of December 31, 2023, 2022 and 2021, respectively. In addition, the Group has made conditional sales of the Company’s CPOs to its directors and officers under the LTRP.

In 2021, the Group established a deferred compensation plan for certain key officers of its Cable segment, which would be payable if certain revenue and income targets (as defined by the five-year plan) were met. The present value of this long-term employee benefit obligation as of December 31, 2022, amounted to Ps.337,450 and was presented in other long-term liabilities in the Group’s consolidated statement of financial position as of those dates, and the related service net cost for the years ended December 31, 2022 and 2021, amounted to Ps.129,810 and Ps.207,640, respectively, and was classified in other expense, net, in the Group’s consolidated statements of income for the years ended on those dates. In the fourth quarter of 2023, the Group’s management decided to substitute this deferred compensation plan for a compensation to key officers to be paid if specific objectives are met on an annual basis, as a part of a continuing cost reduction plan, and recognized a cancellation of the deferred compensation plan liability as other income for the year ended December 31, 2023 (see Note 22).

The balances of receivables and payables between the Group and related parties as of December 31, 2023 and 2022, were as follows:

	2023		2022
Current receivables:
Televisa, S. de R.L. de C.V. (“Televisa”) (1) (2)	Ps.	1,044,105	Ps.	22,650
Televisa Producciones, S.A. de C.V. (1)		182,218		15,535
TelevisaUnivision		125,903		136,944
Tritón Comunicaciones, S.A. de C.V.		20,136		11,140
ECO Producciones, S.A. de C.V. (1)		11,188		10,792
Cadena de las Américas, S.A. de C.V. (1)		8,273		40,186
Other		58,415		73,977
	Ps.	1,450,238	Ps.	311,224

Non-current receivables:
Televisa (1) (3)	Ps.	4,630,459	Ps.	6,365,038

Current payables:
Televisa, S. de R.L. de C.V. (1)	Ps.	497,452	Ps.	—
AT&T		29,384		40,183
TelevisaUnivision (2)		14,024		—
Desarrollo Vista Hermosa, S.A. de C.V. (1)		7,631		15,189
Other		30,532		32,952
	Ps.	579,023	Ps.	88,324

(1)	An indirect subsidiary of TelevisaUnivision.
(2)	Receivables from Televisa were related primarily to transmission rights as of December 31, 2023. Payables to Televisa were related primarily to programming services for our Cable and Sky segments.
(3)	In January 2022, Televisa, S. de R.L. de C.V. entered into a long-term credit agreement with the Company in the principal amount of Ps.5,738,832, with a fixed annual interest rate of 10.2%. Under the terms of this agreement, principal and interest are payable at maturity on April 30, 2026, and prepayments of principal can be made by debtor at any time without any penalty. As of December 31, 2023 and 2022, amounts receivable from Televisa, S. de R. L. de C.V., in connection with this long-term credit amounted to Ps.4,630,459 and Ps.6,365,038, respectively.

In connection with the TelevisaUnivision Transaction closed on January 31, 2022, the Group recognized as deferred revenue a prepayment made by TelevisaUnivision in the aggregate amount of U.S.$276.2 million (Ps.5,729,377), for the use of concession rights owned by the Group over a period ending in January 2042. The current and non-current portions of this deferred revenue amounted to Ps.287,667 and Ps.4,890,347, respectively, as of December 31, 2023, and Ps.287,667 and Ps.5,178,014, respectively, as of December 31, 2022 (see Notes 2 and 3).

All significant current account balances included in amounts due from related parties bear interest. In 2023 and 2022, the Group charged average interest rates of 12.6 % and 10.6%, respectively. Advances and receivables are short-term in nature; however, these current accounts do not have specific due dates.

In 2012, a subsidiary of the Company entered into an amended lease contract with GTAC for the right to use certain capacity in a telecommunication network. This amended lease agreement contemplates annual payments to GTAC in the amount of Ps.41,400 through 2029, with an annual interest rate of the lower of TIIE plus 122 basis points or 6% (see Notes 10, 11 and 14).